Fair value of financial instruments - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 262,828	£ 244,696
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	790	1,494
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) In Derivative Fair Value Adjustments	(56)
Fair value adjustments	212
Level 3 | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) In Derivative Fair Value Adjustments	15
Fair value adjustments	498	483	$ 498
Level 3 | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) In Derivative Fair Value Adjustments	12
Fair value adjustments	127	115
Level 3 | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	212	268
Level 3 | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) In Derivative Fair Value Adjustments	(22)
Fair value adjustments	(91)	(113)
Top of range | Level 3
Disclosure of detailed information about financial instruments [line items]
Favorable changes	555	636
Unfavorable changes	£ 651	£ 743
Education, social housing, and local authority portfolio | Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage of fixed rate loan notional amount concentrated towards bottom of range	99.00%	98.00%
Education, social housing, and local authority portfolio | Level 3 | Loan spread | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0200		0.0200
Education, social housing, and local authority portfolio | Bottom of range | Level 3 | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0031	0.0032	0.0031
Education, social housing, and local authority portfolio | Top of range | Level 3 | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0601	0.0477	0.0601
Financial instruments at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 122	£ 103
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	19	3
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	59	26
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	40	23
Financial instruments at amortised cost | Level 3
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	28	30
Increase (decrease) in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	(2)	1
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	1
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 2	£ 2